Related party transactions (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended
	Oct. 03, 2025	Dec. 31, 2026	Jun. 30, 2026	Jun. 30, 2025
Related party transaction			$ 3,225,273	$ 937,837
Service Agreement [Member]
Total fees	$ 3,650,000
VD Capital Pty. Ltd. [Member]
Ownership percenatage	8.85%
VD Capital Pty. Ltd. [Member]
Related Party Transaction, Purchases from Related Party			1,032,500
Related party transaction			$ 1,745,000
Forecast [Member] | VD Capital Pty. Ltd. [Member]
Related Party Transaction, Purchases from Related Party		$ 1,032,500
Capital Management and Fundraising [Member] | Service Agreement [Member]
Total fees	$ 1,250,000
Corporate Development [Member] | Service Agreement [Member]
Total fees	800,000
Management and Business Consulting [Member] | Service Agreement [Member]
Total fees	$ 1,600,000
VD Capital Pty. Ltd. [Member] | Common Class A [Member]
Equity Method Investment, Ownership Percentage			8.02%